Label	Element	Value
CrossingBridge Pre-Merger SPAC ETF | Patria Latin American Opportunity Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.70%
CrossingBridge Pre-Merger SPAC ETF | Cartesian Growth Corp II [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.10%
CrossingBridge Pre-Merger SPAC ETF | Mercer Park Opportunities Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
CrossingBridge Pre-Merger SPAC ETF | IB Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
CrossingBridge Pre-Merger SPAC ETF | Globa Terra Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
CrossingBridge Pre-Merger SPAC ETF | Vendome Acquisition Corp. I [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
CrossingBridge Pre-Merger SPAC ETF | A Paradise Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
CrossingBridge Pre-Merger SPAC ETF | Aimei Health Technology Co. Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
CrossingBridge Pre-Merger SPAC ETF | Flag Ship Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
CrossingBridge Pre-Merger SPAC ETF | Quetta Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
CrossingBridge Pre-Merger SPAC ETF | Special Purpose Acquisition Companies (SPACs) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	79.80%
CrossingBridge Pre-Merger SPAC ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
CrossingBridge Pre-Merger SPAC ETF | Rights [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
CrossingBridge Pre-Merger SPAC ETF | Warrants [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%	[1]
CrossingBridge Pre-Merger SPAC ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.70%

[1]
*	Represents less than 0.05% of net assets.